CONSOLIDATED STATEMENT OF CHANGES IN PARTNERS' EQUITY (Parenthetical) $ in Millions	3 Months Ended
Mar. 31, 2017 USD ($)
CONSOLIDATED STATEMENT OF CHANGES IN PARTNERS' EQUITY
Income expected to be reclassified to Net Income in the next 12 months	$ 1